Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Accounts Receivable, Net [Abstract]
Disclosure of detailed information about trade and other receivables [text block]
As of December 31, 2017, 2016 and 2015, accounts receivable are as follows:

	December 31,
	2017	2016	2015
Trade receivables	$2,673,705	2,482,077	1,867,104
Allowance for doubtful accounts	(96,900)	(97,400)	(81,641)
Other receivables	22,403	140,265	76,787
Government grant	-	-	40
Income tax receivable	57,186	115,428	143,517
Recoverable value-added tax and other recoverable taxes	970,484	988,774	527,620
	$3,626,878	3,629,144	2,533,427

Analysis of age of financial assets that are past due but not impaired [text block]
Below is a classification of trade accounts receivable according to their aging as of the reporting date, which has not been subject to impairment:

	December 31,
	2017	2016	2015
Past due 0 to 60 days	200,413	164,458	129,315
Past due by more than 60 days	6,190	3,395	3,443
	$206,603	167,853	132,758

Disclosure of allowance for credit losses [text block]
Reconciliation of movements in allowance for doubtful accounts

	2017	2016	2015
Balance as of January 1	$(97,400)	(81,641)	(76,793)
Increase in allowance	(14,800)	(18,405)	(17,179)
Amounts written off	15,287	2,818	12,454
Currency translation effect	13	(172)	(123)
Balance as of December 31,	$(96,900)	(97,400)	(81,641)